Subsequent Events	2 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events
9. Subsequent Events

AKM Acquisition

During the month of April 2014, the Company entered into a stock purchase agreement with AKM Medical Group, Inc. (“AKM”), under which the Company acquired all of the issued and outstanding shares of capital stock of AKM in the amount of $280,000 in cash. On May 30, 2014, the Company entered into a management service agreement with AKM. The Company has exclusive authority and will perform all non-medical management and administrative services to the ongoing business operations.

Consulting Agreement

In June 2014, the Company entered into a consulting arrangement with Bridgewater Healthcare, LLC, in which Mr. Mitchell R. Creem will provide CFO services to the Company in return for cash compensation of $10,000 per month and 500 vested options per month with an exercise price of $10.00 per share effective May 20, 2014.

11. Subsequent Events

On January 15, 2015, Apollo Medical Holdings, Inc. entered into a Consulting and Representation Agreement (the “Consulting Agreement”) with Flacane Advisors, Inc. (the “Consultant”), which is effective on January 15, 2015, and remains in effect until March 31, 2015 and will carry over to December 31, 2015 unless it is replaced by a new agreement. Under the Consulting Agreement, the Consultant is paid $25,000 per month and is also eligible to receive options to purchase shares of the Company’s common stock as determined by the Board. The Consultant provides business and strategic services and makes Gary Augusta available as the Company’s Executive Chairman of the Board. Mr. Augusta is an existing director of the Company and subject to a Board of Directors Agreement with the Company dated March 7, 2012.

On February 6, 2015, the Company entered into a First Amendment and Acknowledgement (the “Acknowledgement”) with NNA, Warren Hosseinion, M.D., and Adrian Vazquez, M.D. The Acknowledgement amended some provisions of, and/or provided waivers in connection with, each of (i) the Registration Rights Agreement between the Company and NNA, dated March 28, 2014 (the “Registration Rights Agreement”), (ii) the Investment Agreement between the Company and NNA, dated March 28, 2014 (the “Investment Agreement”), (iii) the Convertible Note, issued by the Company to NNA, dated March 28, 2014 (the “Convertible Note”), and (iv) the Common Stock Purchase Warrants issued to NNA on March 28, 2014 for the purchase of up to 500,000 shares of the Company’s common stock (the “Warrants”). The amendments to the Registration Rights Agreement included amendments with respect to the timing of the filing deadline for a resale registration statement for the benefit of NNA.

On February 17, 2015, the Company entered into a long-term management services agreement (“MSA”) with a hospitalist group located in the San Francisco Bay area. Under the MSA, the Company will provide all business administrative services, including billing, accounting, human resources management and supervision of all non-medical business operations. The Company is currently in the process of evaluating the impact of the MSA to determine whether it will trigger variable interest entity accounting which would require the consolidation of the hospitalist group into the Company’s consolidated financial statements.

10. Subsequent Events

8% Senior Subordinated Convertible Promissory Notes Redemption

On or about February 21, 2013, the Company entered into a Settlement Agreement and Release (collectively, the “Settlement Agreements”) with each of the holders of 8% Notes (each, a “Holder” and, collectively, the “Holders”). Under the Settlement Agreements, the Company agreed to redeem for cash and/or convert into shares of the Company’s common stock the 8% Notes of the Holders. In the aggregate, the Company redeemed and converted $150,000 in original principal amount plus accrued interest thereon, for total cash payments of approximately $106,000 and total issuances of 18,202 shares of the Company’s common stock.

Equity and Debt Financing

On March 28, 2014, the Company entered into an equity and debt investment for up to $12.0 million with NNA of Nevada, Inc. (“NNA”). As part of the investment, the Company entered into an Investment Agreement with NNA, dated March 28, 2014 (the “Investment Agreement”), pursuant to which the Company sold NNA 200,000 shares of the Company’s common stock (the “Purchased Shares”) at a purchase price of $10.00 per share. Under the Investment Agreement, for so long as NNA holds any combination of Company common stock, Convertible Note (as defined below) or Warrants (as defined below) that in the aggregate either represent or entitle Purchaser to acquire at least 200,000 shares of Company common stock (the “Requisite Condition”), (i) NNA shall have the right to appoint one representative to attend all meetings of the Company’s Board of Directors (and each Board of Directors of the Company’s subsidiaries) and any committee thereof in a nonvoting observer capacity, and (ii) NNA shall have the right to have one representative (the “NNA Director”) nominated as a member of the Company’s Board of Directors (and each Board of Directors of the Company’s subsidiaries) and each committee thereof, including without limitation, the Company’s compensation committee. The Investment Agreement also provides that, within 180 days of closing, the Company’s certificate of incorporation will be amended to provide for indemnification of the members of the Company’s Board of Directors (and each Board of Directors of the Company’s subsidiaries) to the broadest extent permitted by applicable law. In addition, for so long as the Requisite Condition is satisfied, if the Company makes any public or non-public offering of any equity, or any other securities, warrants, options or debt that are convertible or exchangeable into equity or that include an equity component (any such security a “New Security”), NNA shall be afforded the opportunity, subject to certain exceptions, to subscribe for a pro rata share of any New Security so offered for the same price and on the same terms as such New Security is proposed to be offered to others. The Investment Agreement provides that, by the earlier of (i) 180 days of closing and (ii) 20 business days prior to the offer, sale and purchase of New Securities, the Company will amend its certificate of incorporation in order to permit NNA to exercise this right. In connection with NNA’s purchase of the Purchased Shares, the Company issued NNA a Common Stock Purchase Warrant, pursuant to which NNA has the right to purchase up to 100,000 shares of Company common stock at an initial exercise price of $10.00 per share, subject to adjustment as provided therein (the “Investment Agreement Warrants”).

As a condition to the closing of the Investment Agreement, the Company, NNA, and the Management Shareholders (as defined therein) entered into a Shareholders Agreement, dated March 28, 2014 (the “Shareholders Agreement”), which grants NNA a tag along right with respect to sales by Management Shareholders of Company common stock. In addition, each Management Shareholder agreed to cooperate with making effective various amendments to provisions of the Company’s certificate of incorporation required by the Investment Agreement. In addition, each Management Shareholder agreed to use commercially reasonable efforts to take any and all actions (including without limitation, any indirect actions, such as increasing the size of the Company’s Board of Directors to accommodate the addition of the NNA Director) to support and effect the appointment or election, and reappointment or reelection, of such NNA Director and the full exercise and realization of all rights with respect to the Company’s Board of Directors to which Investor is entitled pursuant to the Investment Agreement.

In connection with the Credit Agreement (as discussed below) and the Investment Agreement, the Company issued NNA a Convertible Note, dated March 28, 2014 (the “Convertible Note”), which provides that the Company may, but will not be required to, borrow the amount of $2,000,000 evidenced by the Convertible Note at any time before December 15, 2014. The outstanding principal on and accrued interest under the Convertible Note, if any, is convertible at NNA’s option into shares of the Company’s common stock at an initial conversion price of $10.00 per share, subject to adjustment as provided in the Convertible Note. The Convertible Note contains anti-dilution protection provisions in favor of NNA, including, if there is a dilutive issuance, the conversion ratio is adjusted to reflect the difference in price below $10.00, if any such issuance is below $9.00 per share. This right to anti-dilution protection in connection with issuances below $9.00 per share lasts until the Company’s next financing that yields gross cash proceeds in an aggregate amount of at least $2,000,000 or 2 years from closing, whichever is earlier. The amounts outstanding under the Convertible Note can, in some circumstances, be required to be prepaid, and can be accelerated in connection with various events of default, as set forth in the Convertible Note. The Company has agreed to pay NNA a funding fee of $20,000 if the Company borrows under the Convertible Note. In connection with NNA’s purchase of the Convertible Note, the Company issued NNA a Common Stock Purchase Warrant, pursuant to which NNA has the right to purchase up to 100,000 shares of Company common stock at an initial exercise price of $10.00 per share, subject to adjustment as provided therein (the “Convertible Note Warrants”). NNA may exercise the Convertible Note Warrants only upon NNA making the $2,000,000 term loan to the Company pursuant to the Convertible Note.

As part of this investment, the Company entered into a Credit Agreement with NNA (the “Credit Agreement”) which provides for a $1.0 million secured revolving credit facility (the “Revolving Loan”) and a $7.0 million secured term loan (the “Term Loan” and together with the Revolving Loan, the “Loans”). The Company, its subsidiaries, and certain affiliates that are consolidated in the financial statements of the Company (such subsidiaries and such affiliates, the “Guarantors”), are guarantors of the Company’s obligations under the Credit Agreement. Loans drawn under the Credit Agreement are secured by all of the assets of the Company and the Guarantors, including a security interest in the deposit accounts of the Company and the Guarantors and a pledge of the shares in the Company’s subsidiaries. The Term Loan accrues interest at a rate of eight percent, per annum, and the amounts drawn under the Revolving Loan accrue interest at a rate equal to the sum of (i) LIBOR and (ii) six percent, per annum. Interest on the Loans is payable on the last business day of each successive month, in arrears, commencing April 30, 2014, and at each month-end thereafter. Loans under the Credit Agreement are repayable on or before March 28, 2019. The principal amount of the Term Loan is repaid on the last business day of each calendar quarter, commencing on the first such day to occur after the closing of the transactions contemplated by the Credit Agreement, in accordance with the amortization schedule contained in the Credit Agreement which provides for quarterly payments of $87,500 in the first year, $122,500 in the second year, $122,500 in the third year, $175,000 in the fourth year, and $210,000 in the fifth year. The Loans can, in some circumstances, be required to be prepaid, and can be accelerated in connection with various events of default, as set forth in the Credit Agreement. The Company agreed to pay NNA a facility fee, on the last business day of each month, at a per annum rate of 1.0% of the average daily unused portion of the revolving commitments under the Credit Agreement. In addition, on March 28, 2014, the Company paid NNA $80,000 as an upfront fee. In connection with NNA’s extension of the Loans, the Company issued NNA (i) a Common Stock Purchase Warrant, pursuant to which NNA has the right to purchase up to 100,000 shares of Company common stock at an initial exercise price of $10.00 per share, subject to adjustment as provided therein (the “100,000 Credit Agreement Warrants”) and (ii) a Common Stock Purchase Warrant, pursuant to which NNA has the right to purchase up to 200,000 shares of Company common stock at an initial exercise price of $20.00 per share, subject to adjustment as provided therein (the “200,000 Credit Agreement Warrants,” and together with the 100,000 Credit Agreement Warrants, the Convertible Note Warrants and the Investment Agreement Warrants, the “Warrants”).

At the closing of the transactions contemplated by the Credit Agreement, existing loans of a principal amount of approximately $3.3 million under that certain Credit Agreement, dated as of October 15, 2013, as amended (the “Existing Credit Agreement”), were refinanced and approximately $3.7 million was advanced under the Term Loan. No amounts were drawn under the Revolving Loan at closing.

In connection with the Credit Agreement, the Company and Apollo Medical Management, Inc. (“Apollo Management”) entered into Collateral Assignments of Physician Shareholder Agreements and Management Agreements in favor of NNA (which were acknowledged by various affiliates that are Guarantors and Warren Hosseinion, M.D.), dated March 28, 2014 (the “Collateral Assignment Agreements”), whereby NNA acquired a security interest in the Company’s and Apollo Management’s rights, as applicable, under such agreements.

The Company and NNA also entered into a Registration Rights Agreement, dated March 28, 2014 (the “Registration Rights Agreement”) whereby the Company is obligated to, on or prior to one year after the closing of the sale of the Purchased Shares, prepare and file with the Securities and Exchange Commission a registration statement covering the resale of the Purchased Shares or any shares issued in connection with exercise of the Warrants or the conversion of the Convertible Note, subject to certain adjustments described therein, that are not already covered by an effective registration statement.

Each of the Warrants contains antidilution protection provisions in favor of NNA, including, if there is a dilutive issuance, the Warrants are adjusted to reflect the difference in price below $10.00, if any such issuance is below $9.00 per share. This right to antidilution protection in connection with issuances below $9.00 per share lasts until the Company’s next financing that yields gross cash proceeds in an aggregate amount of at least $2.0 million or 2 years from closing, whichever is earlier. Each of the Warrants is exercisable on or after March 28, 2017 and expires on March 28, 2021. The Convertible Note Warrants, the 100,000 Credit Agreement Warrants, and the Investment Agreement Warrants were each issued in exchange for consideration of $10,000 while the 200,000 Credit Agreement Warrants were issued in exchange for consideration of $100.

Upon acquisition of the Purchased Shares and, assuming the Convertible Note is funded and fully converted and each of the Warrants is exercised, NNA will hold approximately 13% of the Company’s fully diluted capital stock.

As part of the Investment, Apollo Management a subsidiary of the Company, entered into Employment Agreements with each of Warren Hosseinion, M.D., the Company’s Chief Executive Officer (the “Hosseinion Employment Agreement”) and Adrian Vazquez, M.D. (the “Vazquez Employment Agreement” and, together with the Hosseinion Employment Agreement, the “Employment Agreements”), pursuant to which Dr. Hosseinion and Dr. Vazquez have agreed to serve as senior executives of Apollo Management. The Employment Agreements provide for (i) base salary of $200,000 per year, (ii) participation in any incentive compensation plans and stock plans of Apollo Management that are available to other similarly positioned employees of Apollo Management, and (iii) reimbursement of expenses incurred on behalf of Apollo Management.

Apollo Management has the right under the Hosseinion Employment Agreement to terminate Dr. Hosseinion for cause if, among other things, there is a material and uncured breach by Dr. Hosseinion of any of the following agreements: (i) the Hosseinion Hospitalist Participation Agreement (as defined below) or other employment agreement with ApolloMed Hospitalists, a California professional corporation (“AH”), (ii) that certain Shareholder Agreement dated as of March 28, 2014, by and among Dr. Hosseinion, the Company, Apollo Management, Adrian Vazquez, M.D. and Lender (the “Shareholder Agreement”), a copy of which was filed as Exhibit 10.11 with the Original Filing, (iii) the Maverick Physician Shareholder Agreement (as defined below), (iv) the ACC Physician Shareholder Agreement (as defined below), or (v) the AH Physician Shareholder Agreement (as defined below). Apollo Management has the right under the Vazquez Employment Agreement to terminate Dr. Vazquez for cause if, among other things, there is a material and uncured breach by Dr. Vazquez of either (i) the Vazquez Hospitalist Participation Agreement (as defined below) or other employment agreement with AH or (ii) the Shareholder Agreement. The Employment Agreements replaced, and thereby terminated, prior employment agreements between Apollo Management and each of Dr. Hosseinion and Dr. Vazquez.

Also on March 28, 2014, AH entered into Hospitalist Participation Service Agreements with each of Dr. Hosseinion (the “Hosseinion Hospitalist Participation Agreement”) and Dr. Vazquez (the “Vazquez Hospitalist Participation Agreement” and, together with the Hosseinion Hospitalist Participation Agreement, the “Hospitalist Participation Agreements”), pursuant to which Dr. Hosseinion and Dr. Vazquez provide physician services for AH. The Hospitalist Participation Agreements provide for (i) base salary of $195,000 per year, (ii) a $55,000 annual car and communications allowance, and (iii) reimbursement of reasonable business expenses. The Hospitalist Participation Agreements replaced, and thereby terminated, prior hospitalist participation service agreements between AH and each of Dr. Hosseinion and Dr. Vazquez.

As a condition of the Company causing its affiliates to enter into the Hospitalist Participation Agreements and the Employment Agreements, on March 28, 2014, the Company entered into Stock Option Agreements with each of Dr. Hosseinion (the “Hosseinion Stock Option Agreement”) and Dr. Vazquez (the “Vazquez Stock Option Agreement” and, together with the Hosseinion Stock Option Agreement, the “Stock Option Agreements”). The Stock Option Agreements provide that each of Dr. Hosseinion and Dr. Vazquez grant the Company the option to purchase (at fair market value) all equity interests in the Company held by Dr. Hosseinion or Dr. Vazquez, as applicable, in the event that (i) either the applicable Hospitalist Participation Agreement or the applicable Employment Agreement is terminated by the Company for cause due to a willful or intentional breach by Dr. Hosseinion or Dr. Vazquez, as applicable, (ii) Dr. Hosseinion or Dr. Vazquez, as applicable, commits fraud or any felony against the Company or any of its affiliates, (iii) Dr. Hosseinion or Dr. Vazquez, as applicable, directly or indirectly solicits any patients, customers, clients, employees, agents or independent contractors of the Company or any of its affiliates for competitive purposes or (iv) Dr. Hosseinion or Dr. Vazquez, as applicable, directly or indirectly Competes (as such term is defined in the Stock Option Agreements) with the Company or any of its affiliates.

On March 28, 2014, Apollo Management amended and restated its Management Services Agreement with each of ApolloMed Care Clinic, a California professional corporation (“ACC”), Maverick Medical Group Inc., a California professional corporation (“Maverick”), and AH. Dr. Hosseinion currently holds all the issued and outstanding shares of each of ACC, Maverick and AH (collectively, the “Practices”). The agreement with ACC (the “ACC Management Agreement”) amended and restated the prior Management Agreement between the parties, dated July 31, 2013. The agreement with Maverick (the “Maverick Management Agreement”) amended and restated the prior Management Agreement between the parties, dated February 1, 2013. The agreement with AH (the “AH Management Agreement” and together with the ACC Management Agreement and the Maverick Management Agreement, the “Management Agreements”) amended and restated the prior Management Agreement between the parties, dated March 20, 2009. The Management Agreements provide that Apollo Management has exclusive authority to manage each of the Practices and is obligated to provide all non-physician personnel. Apollo Management is entitled to management fees as set forth in the respective agreements. The Management Agreements replaced, and thereby terminated, prior management agreements between Apollo Management and each Practice (Has Practice been defined somewhere?).

As a condition to entry into the Managements Agreements, on March 28, 2014, Dr. Hosseinion entered into Physician Shareholder Agreements in favor of Apollo Management and the Company, for the account of each of ACC (the “ACC Physician Shareholder Agreement”), Maverick (the “Maverick Physician Shareholder Agreement”) and AH (the “AH Physician Shareholder Agreement” and, together with the ACC Physician Shareholder Agreement and the Maverick Physician Shareholder Agreement, the “Physician Shareholder Agreements”). The purpose of the Physician Shareholder Agreements is to memorialize the agreement of Dr. Hosseinion to act in accordance with the Management Agreements, and to the extent of Dr. Hosseinion’s personal authority, to refrain from any action or inaction that would result in a breach by any Practice of its obligations under its respective Management Agreement. To that end, each Physician Shareholder Agreement contains covenants which obligate Dr. Hosseinion to comply with the applicable Management Agreement and restricts Dr. Hosseinion’s ability to transfer equity held by Dr. Hosseinion in the applicable Practice or to issue new equity in the applicable Practice. Each Management Agreement also provides the Company with the right to designate a third party to acquire all (or such amount such that the transferee would acquire a 51% interest) of Dr. Hosseinion’s equity in the applicable Practice for $100, subject to a fair market value adjustment, if applicable. The Lender has certain rights to require the Company to exercise its acquisition right upon notice pursuant to the terms of the Credit Agreement and that certain Convertible Secured Note, made by the Company in favor of the Lender, dated March 28, 2014. To the extent that Dr. Hosseinion transfers all of his equity in any Practice in connection with such acquisition right, Dr. Hosseinion is subject to certain non-solicitation and non-competition provisions, as set forth in each Physician Shareholder Agreement.

In addition, as a condition to the closing of the Credit Agreement, on March 28, 2014, Apollo Management entered into Amendment No.1 to the Intercompany Revolving Loan Agreement with each of ACC (the “ACC Amended Loan Agreement”), Maverick (the “Maverick Amended Loan Agreement”) and AH (the “AH Amended Loan Agreement” and together with the ACC Amended Loan Agreement and the Maverick Amended Loan Agreement, the “Amended Loan Agreements”). The ACC Amended Loan Agreement amended the Intercompany Revolving Loan Agreement between the parties, dated July 31, 2013, pursuant to which Apollo Management agreed to provide ACC with a revolving loan commitment of up to $1.0 million. The Maverick Amended Loan Agreement amended the Intercompany Revolving Loan Agreement between the parties, dated February 1, 2013, pursuant to which Apollo Management agreed to provide Maverick with a revolving loan commitment of up to $5.0 million. The AH Amended Loan Agreement amended the Intercompany Revolving Loan Agreement between the parties, dated September 30, 2013, pursuant to which Apollo Management agreed to provide AH with a revolving loan commitment of up to $10.0 million. Each Amended Loan Agreement provides that Apollo Management’s obligation to make any advances shall automatically terminate concurrently with the termination of the applicable Management Agreement. In addition, each Amended Loan Agreement provides that (i) any material breach by Dr. Hosseinion of the applicable Physician Shareholder Agreement or (ii) the termination of the applicable Management Agreement, shall constitute an event of default under the Amended Loan Agreement.

SCHC
Subsequent Events

Note 9.	SUBSEQUENT EVENTS

On July 22, 2014, all of the Company’s outstanding shares were acquired by an entity controlled by the chief executive officer of Apollo Medical Holdings, Inc. (Affiliate). The Buyer acquired all of the outstanding shares of capital stock of the Company. The sole physician shareholder of the Buyer is the Chief Executive Officer of Apollo Medical Holdings, Inc. (Affiliate). The shares of the Company were acquired from the Sellers. The purchase price for the shares was (i) $2,000,000 in cash, (ii) $362,646 to pay off and discharge certain indebtedness of the Company, (iii) warrants to purchase up to 1,000,000 shares of the Affiliate’s common stock at an exercise price of $1.00 per share and (iv) a contingent amount of up to $1,000,000 payable, if at all, in cash.

On April 24, 2015, the Affiliate effected a one-for-ten reverse stock split. In accordance with the terms of the warrants, the number and exercise price of the shares adjusted to 100,000 and $10.00, respectively.

Note 9.
SUBSEQUENT EVENTS

On July 22, 2014, all of the Company’s outstanding shares were acquired by an entity controlled by the chief executive officer of Apollo Medical Holdings, Inc. (Affiliate). The Buyer acquired all of the outstanding shares of capital stock of the Company. The sole physician shareholder of the Buyer is the Chief Executive Officer of Apollo Medical Holdings, Inc. (Affiliate). The shares of the Company were acquired from the Sellers. The purchase price for the shares was (i) $2,000,000 in cash, (ii) $362,646 to pay off and discharge certain indebtedness of the Company, (iii) warrants to purchase up to 1,000,000 shares of the Affiliate’s common stock at an exercise price of $1.00 per share and (iv) a contingent amount of up to $1,000,000 payable, if at all, in cash.

On April 24, 2015, the Affiliate effected a one-for-ten reverse stock split. In accordance with the terms of the warrants, the number and exercise price of the shares adjusted to 100,000 and $10.00, respectively.

Management has evaluated disclosure for subsequent events through October 6, 2014 which is the date of the financial statements.